INCOME TAX	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 17. INCOME TAX

The Company computes income taxes using the asset and liability method in accordance with FASB ASC Topic 740, Income Taxes. Under the asset and liability method, we determine deferred income tax assets and liabilities based on the differences between the financial reporting and tax bases of assets and liabilities and measure them using currently enacted tax rates and laws. The Company provides a valuation allowance for deferred tax assets that, based on available evidence, are more likely than not to be realized. Realization of our net operating loss carryforward was not reasonably assured as of June 30, 2023 and 2022, and we have recorded a valuation allowance of $9,530,704 and $6,064,025, respectively, against deferred tax assets in excess of deferred tax liabilities.

The components of net deferred taxes are as follows:

	June 30, 2023	June 30, 2022
Deferred tax assets (liabilities):
Net operating loss - U.S.	$3,914,445	$4,321,600
Net operating loss - Foreign	5,347,487	1,682,879
Employee benefits	153,199	59,546
Inventory adjustments	38,034	—
Foreign exchange	77,539	—
Total deferred tax assets, net	9,530,704	6,064,025
Less: valuation allowance	(9,530,704)	(6,064,025)
Net deferred taxes	$—	$—

Our statutory income tax rate is expected to be approximately 21%. The provision for income taxes consisted of the following:

Year Ended June 30,
	2023	2022
Current	$—	$—
Deferred	—	—
Total	$—	$—

The reconciliation between the income tax expense (benefit) calculated by applying statutory rates to net loss and the income tax expense reported in the accompanying consolidated financial statements is as follows:

	Year Ended June 30,
	2023	2022
U.S. federal statutory rate applies to pretax income (loss)	$(2,310,635)	$(1,770,915)
Different tax rate of subsidiary	(18,715)	(106,634)
Permanent differences	680,221	117,039
Tax benefit on carry forward losses of acquired business	(3,289,886)	—
Cumulative adjustment to deferred taxes	1,681,562	1,643,216
Change in state tax rates and other	(209,226)	—
Change in valuation allowance	(3,466,679)	(117,294)
Total	$—	$—

As of June 30, 2023, and 2022, the Company had federal and foreign income tax net operating loss carryforwards of approximately $44,492,527 and $27,310,563, respectively, which expire at various dates ranging from 2038 through unlimited expiration.